OTHER (GAINS) AND LOSSES (Tables)	12 Months Ended
Mar. 31, 2024
Analysis of income and expense [abstract]
Schedule of other gains and losses

	2024	2023
Impairment of technology and other non-financial assets	$35.7	$—
Net gain on foreign currency exchange differences	(2.4)	(12.6)
Remeasurement of royalty obligations	(6.1)	(7.4)
Remeasurement of contingent consideration arising on business combinations	—	2.6
Settlement gain on annuity purchase transaction (Note 20)	(5.2)	—
Other	5.9	(5.0)
Other (gains) and losses	$27.9	$(22.4)